Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Loss including noncontrolling interest	$ (3,143,762)	$ (2,275,757)	$ (1,863,253)	$ (1,425,181)
Adjustments to reconcile loss including noncontrolling interest to net cash used in operating activities:
Loss on disposal on fixed assets	9,619
Depreciation and amortization	112,350	38,536	110,322	36,306
Inventory impairment			44,237
Operating lease expense	588,924	113,211	204,858
Stock compensation expense	12,000
Changes in assets and liabilities:
Accounts receivable	(12,380)		(1,129)
Inventory	(19,278)	(204,186)	(78,644)	279
Value-added tax prepayment	(75,765)		(70,368)
Prepaid expenses and other current assets	(130,638)	(1,224,017)	(1,460,140)	(481,884)
Accounts payable	81,903	34,500	34,570
Advance from customers		83,889	(1,269,010)	1,323,792
Deferred revenue	41,823
Accrued expenses and other payables	91,615	(118,436)	24,766	122,640
Payment on operating lease liabilities	(618,366)	(132,953)	(249,561)
Net cash used in operating activities	(3,061,955)	(3,685,213)	(4,573,352)	(424,048)
Cash flows from investing activities:
Acquisition of property and equipment	(103,054)	(248,333)	(295,467)	(18,918)
Acquisition of intangible assets	(25,934)		(11,346)	(47,467)
Net cash used in investing activities	(128,988)	(248,333)	(306,813)	(66,385)
Cash flows from financing activities:
Repayment of loan payable - stockholder		(85,091)	(84,842)	60,867
Net proceeds from sale of common stock - public offering				4,840,889
Release from escrow account				400,000
Loan payable	728,824
Net proceeds from issuance of common stock	931,000			307,446
Net cash provided by (used in) financing activities	1,659,824	(85,091)	(84,842)	5,609,202
Effect of exchange rate changes on cash	36,360	(43,189)	(41,694)	(77,618)
Net decrease in cash and restricted cash	(1,494,759)	(4,061,826)	(5,006,701)	5,041,151
Cash and restricted cash, beginning of year			6,672,637	1,031,486
Cash and restricted cash, end of year			1,665,936	6,072,637
Cash and restricted cash, beginning of period	1,665,936	6,672,637	6,672,637
Cash and restricted cash, end of period	171,177	2,610,811	1,665,936	6,672,637
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income tax			5,158
Supplemental disclosures of non-cash investing and financing activities:
Proceeds from public offering held in escrow				600,000
Right-of-use assets obtained in exchange for new operating lease liabilities	1,294,315	875,366	$ 872,804
Transfer of prepaid software development expenditure to intangible assets	$ 1,000,000